Summary of Outstanding Principal Balance and Interest Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Line of Credit Facility [Line Items]
Outstanding - Principal Balance	$ 5,981	$ 5,757
Hardware
Line of Credit Facility [Line Items]
Interest Rate	5.00%
Outstanding - Principal Balance	286
Hardware And Software
Line of Credit Facility [Line Items]
Interest Rate	4.50%
Outstanding - Principal Balance	1,156
Credit Facility
Line of Credit Facility [Line Items]
Interest Rate	3.60%
Outstanding - Principal Balance	4,535
Revolving Line of Credit
Line of Credit Facility [Line Items]
Interest Rate	3.25%
Outstanding - Principal Balance		5,757
Other Notes
Line of Credit Facility [Line Items]
Outstanding - Principal Balance	$ 4
Other Notes | Minimum
Line of Credit Facility [Line Items]
Interest Rate	5.00%
Other Notes | Maximum
Line of Credit Facility [Line Items]
Interest Rate	10.00%